Trade and Other Receivables - Other Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Amount of receivables sold without recourse to financial institutions	€ 2,735,973	€ 1,593,260	€ 1,188,216
Short-term debt recognized for consideration received from the factor for the receivables assignment contracts	18,264
Finance costs from sale of receivables	€ 10,964	€ 9,171	€ 6,053
Minimum
IFRS Statement [Line Items]
Initial payment usually received under some contracts, expressed as a percentage of the nominal amount of receivables	90.00%	90.00%	90.00%
Advanced collection of rate on assigned credits	70.00%	70.00%	70.00%
Maximum
IFRS Statement [Line Items]
Initial payment usually received under some contracts, expressed as a percentage of the nominal amount of receivables	100.00%	100.00%	100.00%
Advanced collection of rate on assigned credits	100.00%	100.00%	100.00%